Perritt Micro Cap Opportunities
Schedule of Investments (Unaudited)		July 31, 2021

Shares	COMMON STOCKS - 99.19%	Value
	Administrative and Support Services - 2.73%
25,386	BGSF, Inc.	$320,371
46,746	Hudson Global, Inc. (a)	832,079
70,000	Select Interior Concepts, Inc. - Class A (a)	765,800
		1,918,250
	Auto Parts & Equipment - 3.62%
44,000	Miller Industries, Inc.	1,650,440
40,000	Motorcar Parts of America, Inc. (a)	889,600
		2,540,040
	Biotechnology - 0.52%
22,500	Opiant Pharmaceuticals, Inc. (a)	362,700
		362,700
	Building Materials - 2.59%
10,000	BlueLinx Holdings, Inc. (a)	429,600
30,000	PGT Innovations, Inc. (a)	677,400
36,593	Tecnoglass, Inc. (c)	705,879
		1,812,879
	Business Services - 8.85%
125,422	CynergisTek, Inc. (a)	269,657
253,041	DLH Holdings Corp. (a)	2,656,931
56,514	GP Strategies Corp. (a)	1,150,060
174,947	Information Services Group, Inc.	1,044,434
83,000	Intrusion, Inc. (a)	376,820
60,000	PFSweb, Inc. (a)	705,600
		6,203,502
	Chemical & Related Products - 5.90%
221,625	Northern Technologies International Corp.	4,139,955
		4,139,955
	Chemical Manufacturing - 1.45%
100,000	Assertio Holdings, Inc. (a)	126,000
125,000	ProPhase Labs, Inc.	895,000
		1,021,000
	Commercial Services - 1.16%
40,000	TriState Capital Holdings, Inc. (a)	812,400
		812,400
	Computer and Electronic Product Manufacturing - 4.45%
93,000	Coda Octopus Group, Inc. (a)	842,580
42,000	Gilat Satellite Networks Ltd. (c)	440,160
93,000	Magal Security Systems Ltd. (c)	422,220
100,000	Orbital Energy Group, Inc. (a)	341,000
50,000	Powerfleet, Inc. (a)	340,500
43,722	TransAct Technologies, Inc. (a)	727,971
		3,114,431
	Construction & Engineering - 3.19%
57,655	Gencor Industries, Inc. (a)	676,870
28,700	IES Holdings, Inc. (a)	1,561,567
		2,238,437
	Consumer Goods - 1.76%
40,000	Turtle Beach Corp. (a)	1,236,000
		1,236,000
	Consumer Products - Manufacturing - 1.18%
14,000	Delta Apparel, Inc. (a)	448,000
16,353	Superior Group of Cos., Inc.	382,824
		830,824

	Consumer Services - 0.59%
103,800	DHI Group, Inc. (a)	415,200
		415,200
	Data Processing, Hosting and Related Services - 0.66%
25,000	Ooma, Inc. (a)	463,750
		463,750
	Educational Services - 1.61%
75,000	Lincoln Educational Services Corp. (a)	520,500
100,000	Universal Technical Institute, Inc. (a)	608,000
		1,128,500
	Electronic Equipment & Instruments - 1.20%
20,000	Bel Fuse, Inc. - Class B	272,800
35,000	Identiv, Inc. (a)	569,800
		842,600
	Electronics and Appliance Stores - 0.17%
13,500	Aterian, Inc. (a)	121,905
		121,905
	Engineering & Construction - 0.97%
56,150	Infrastructure & Energy Alternatives, Inc. (a)	677,731
		677,731
	Environmental Services - 1.27%
150,000	Quest Resource Holding Corp. (a)	888,000
		888,000
	Financial Services - 10.19%
32,000	First Internet Bancorp	968,960
20,000	Hennessy Advisors, Inc.	186,000
227,643	Silvercrest Asset Management Group, Inc. - Class A	3,633,182
406,600	U.S. Global Investors, Inc. - Class A	2,358,280
		7,146,422
	Food - 0.55%
35,000	Landec Corp. (a)	382,900
		382,900
	Gold - 1.76%
125,000	Fortuna Silver Mines, Inc. (a)(c)	593,750
145,000	Gold Resource Corp.	305,950
280,000	McEwen Mining, Inc. (a)	336,000
		1,235,700
	Healthcare Services - 0.84%
32,500	InfuSystem Holdings, Inc. (a)	593,125
		593,125
	Home Builder - 1.08%
30,100	Green Brick Partners, Inc. (a)	754,607
		754,607
	Housing - 2.46%
98,000	Legacy Housing Corp. (a)	1,728,720
		1,728,720
	Leisure - 2.10%
84,000	Century Casinos, Inc. (a)	941,640
90,000	Galaxy Gaming, Inc. (a)	405,000
30,000	Super League Gaming, Inc. (a)	126,900
		1,473,540
	Machinery Manufacturing - 1.22%
40,000	Graham Corp.	547,600
220,000	TechPrecision Corp. (a)	304,700
		852,300
	Medical Supplies & Services - 1.70%
3,000	Addus HomeCare Corp. (a)	260,370
16,441	IntriCon Corp. (a)	394,584
20,000	Lakeland Industries, Inc. (a)	539,200
		1,194,154

	Merchant Wholesalers, Durable Goods - 1.54%
21,250	A-Mark Precious Metals, Inc.	1,082,475
		1,082,475
	Merchant Wholesalers, Nondurable Goods - 0.26%
95,000	NewAge, Inc. (a)	181,450
		181,450
	Mining (except Oil and Gas) - 0.54%
49,000	Fortitude Gold Corp.	377,790
		377,790
	Miscellaneous Manufacturing - 0.51%
24,209	iCAD, Inc. (a)	354,904
		354,904
	Motion Pictures and Sound Recording Industries - 1.38%
457,605	WildBrain Ltd. (a)(c)	965,547
		965,547
	Oil & Gas - 1.12%
185,766	Evolution Petroleum Corp.	783,932
		783,932
	Oil & Gas Services - 0.57%
371,895	Profire Energy, Inc. (a)	397,928
		397,928
	Primary Metal Manufacturing - 0.71%
80,000	Ampco-Pittsburgh Corp. (a)	498,400
		498,400
	Professional, Scientific, and Technical Services - 3.66%
38,703	Bowman Consulting Group Ltd. (a)	494,237
8,500	CRA International, Inc.	728,705
230,880	Heritage Global, Inc. (a)	464,069
328,400	Research Solutions Inc. (a)	876,828
		2,563,839
	Publishing Industries (except Internet) - 0.67%
40,000	eGain Corp. (a)	466,800
		466,800
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.52%
10,000	SPROTT, Inc. (c)	368,000
		368,000

	Semiconductor Related Products - 3.19%
80,000	AXT, Inc. (a)	816,000
55,000	DSP Group, Inc. (a)	882,750
40,000	Photronics, Inc. (a)	534,800
		2,233,550
	Software - 4.37%
21,720	American Software, Inc. - Class A	477,840
100,000	Asure Software, Inc. (a)	942,000
120,000	Immersion Corp. (a)	907,200
100,000	Zix Corp. (a)	741,000
		3,068,040
	Specialty Manufacturing - 2.03%
20,000	LB Foster Co. - Class A (a)	363,200
40,000	LSI Industries, Inc.	301,200
23,000	Manitex International, Inc. (a)	183,540
20,223	Northwest Pipe Co. (a)	574,535
		1,422,475
	Support Activities for Mining - 0.32%
100,000	Alexco Resource Corp. (a)(c)	222,000
		222,000
	Telecommunications - 3.20%
150,000	Ceragon Networks, Ltd. (a)(c)	600,000
34,000	Digi International, Inc. (a)	703,120
142,000	PC-Tel, Inc.	944,300
		2,247,420
	Transportation - 3.31%
373,000	Radiant Logistics, Inc. (a)	2,320,060
		2,320,060
	Transportation Equipment Manufacturing - 3.65%
60,000	Shyft Group Inc/The	2,366,400
4,708	Strattec Security Corp. (a)	193,875
		2,560,275
	Utilities - 1.10%
50,000	Pure Cycle Corp. (a)	773,000
		773,000
	Waste Management & Remediation Services - 0.77%
94,222	Perma-Fix Environmental Services, Inc. (a)	539,892
		539,892

	TOTAL COMMON STOCKS (Cost $42,168,139)	69,557,349

	SHORT-TERM INVESTMENTS - 1.03%
	Money Market Funds - 1.03%
724,954	First American Government Obligations Fund, Class X, 0.03% (b)	724,954

	TOTAL SHORT-TERM INVESTMENTS (Cost $724,954)	724,954

	Total Investments (Cost $42,893,093) - 100.22%	70,282,303
	Liabilities in Excess of Other Assets - (0.22)%	(156,329)
	TOTAL NET ASSETS - 100.00%	$70,125,974

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is the seven-day yield as of July 31, 2021.
(c)	Foreign issued security.